OTHER OPERATING INCOME (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended			33 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021
OTHER OPERATING INCOME
Guarantee income (i) (Note 18)	¥ 44,471	¥ 207,825	$ 31,720
Government grant	11,572	15,392
VAT in super deduction				¥ 1,925
Waiver of operating payables		2,010
Income from sale of loan recognized as a result of payment under the guarantee without recourse		21,119
Total	¥ 56,043	¥ 246,346		¥ 1,925
Additional VAT-in deduction (as a percent)					10.00%